Equity investment	12 Months Ended
Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Equity investment
7	Equity investment

On May 31, 2019, the Company and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established a new company namely V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and the Company holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the equity investee.

(a)	Investment in an equity investee

Movements on the Group’s investment in an equity investee during the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020
Balance at the beginning of year	-	158
Cost of investment	566	-
Capital injection	-	412
Share of losses	(408)	(111)
Exchange differences	-	1
Balance at the end of year	158	460

The Group recognized its share of the equity investee’s loss of US$408 and US$111 for the years ended December 31, 2019 and 2020, respectively. There was no indicator of impairment noted for this equity-method investment as of December 31, 2019 and 2020.

(b)	Amount due from an equity investee

As of December 31, 2019 and 2020, the amount was due from V-Click in relation to cash advances of US$155 and US$218, respectively, which was unsecured, interest-free and repayable on demand.